SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) (USD $)	2 Months Ended	6 Months Ended		12 Months Ended										114 Months Ended	120 Months Ended	12 Months Ended			48 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended					3 Months Ended	48 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended			0 Months Ended	2 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended														3 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2004 Series A Preferred Stock [Member] Company Founder [Member]	Dec. 31, 2009 Series A Preferred Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2004 Series A Preferred Stock [Member] Ultimate Jukebox, Inc. and NetMusic Corp. [Member]	Dec. 31, 2007 Series A Preferred Stock [Member] Equity Transactions Prior to 2008 [Member]	Dec. 31, 2007 Series I Preferred Stock [Member] Equity Transactions Prior to 2008 [Member]	Dec. 31, 2009 Series G Preferred Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2004 Company Founder [Member]	Dec. 31, 2008 Majority Shareholder [Member]	Dec. 09, 2013 Chief Executive Officer [Member]	Apr. 28, 2011 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Board of Directors Chairman [Member]	Dec. 31, 2013 Director [Member]	Mar. 31, 2014 Chief Operating Officer [Member]	Dec. 31, 2007 Conversion of Non-Convertible Note [Member]	Dec. 31, 2007 Conversion of Non-Convertible Note #2 [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Principal [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Accrued Interest [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable [Member] Convertible Debt [Member]	Mar. 31, 2014 Conversion of Note Payable [Member] Convertible Debt [Member]	Dec. 31, 2013 Conversion of Note Payable [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable #2 [Member] Principal [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable #2 [Member] Accrued Interest [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable #2 [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable #2 [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #2 [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #3 [Member] Principal [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #3 [Member] Accrued Interest [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable #3 [Member] Convertible Debt [Member]	Dec. 31, 2011 Conversion of Note Payable #3 [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #3 [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #4 [Member] Principal [Member] Convertible Debt [Member]	Jun. 30, 2014 Conversion of Note Payable #4 [Member] Convertible Debt [Member]	Dec. 31, 2010 Conversion of Note Payable #4 [Member] Convertible Debt [Member]	Dec. 31, 2010 Accrued Interest [Member] Convertible Note on January 4, 2011 [Member] Convertible Debt [Member]	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member] Equity Transactions Prior to 2008 [Member]	Dec. 31, 2012 Convertible Note on August 2, 2012 [Member] Tonaquint, Inc. [Member]	Dec. 31, 2012 Convertible Debt [Member] Tonaquint, Inc. [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2007 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Dec. 31, 2013 Convertible Debt [Member]	Oct. 07, 2009 Line of Credit [Member] Security Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Line of Credit [Member] Security Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Line of Credit [Member] Security Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Line of Credit [Member] Security Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2009 Line of Credit [Member] Security Purchase Agreement [Member] Tangiers Investors, LP [Member]	Jun. 30, 2014 Line of Credit [Member] Security Purchase Agreement [Member]	Mar. 31, 2014 Line of Credit [Member] Security Purchase Agreement [Member]	Dec. 31, 2013 Line of Credit [Member] Security Purchase Agreement [Member]	Jun. 30, 2013 Line of Credit [Member] Security Purchase Agreement [Member]	Dec. 31, 2013 Line of Credit [Member] Security Purchase Agreement [Member]	Dec. 31, 2012 Line of Credit [Member] Security Purchase Agreement [Member]	Dec. 31, 2004 Ultimate Jukebox, Inc. and NetMusic Corp. [Member]	Jul. 01, 2011 Ruby Development Company [Member]	Dec. 31, 2010 Ruby Development Company [Member]	Dec. 31, 2012 Geological Services [Member] Services Rendered [Member]	Dec. 31, 2011 Geological Services [Member] Services Rendered [Member]	Dec. 31, 2007 Equity Transactions Prior to 2008 [Member]	Dec. 31, 2012 Services Rendered [Member]	Dec. 31, 2009 Services Rendered [Member]	Dec. 31, 2008 Services Rendered [Member]	Dec. 31, 2010 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Dec. 31, 2008 Private Placement [Member]	Dec. 31, 2009 Stock Issued to Investor to Reduce Deferred Compensation [Member]	Dec. 31, 2010 Settlement of Consulting Agreement [Member]	Dec. 31, 2012 Warrants Issued to Note Holders [Member]	Dec. 31, 2011 Warrants Issued to Note Holders [Member]	Dec. 31, 2010 Warrants Issued to Note Holders [Member]	Dec. 31, 2013 Geological Services [Member]	Dec. 31, 2013 Mine Safety and Health Services [Member]	Dec. 31, 2013 Mining Services [Member]	Jun. 30, 2014 Commissions to Carter Terry & Company [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]
SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	880,982			5,699,885	3,636,619	880,982										1,200,000							320,000																																										19,726,822			21,049,171	11,801,616	13,564,152	5,700,049		3,636,619
Stock Issued During Period, Value, New Issues																							$ (1,520)																																													$ 216,200	$ 301,500	$ 459,000	$ 197,000		$ 227,000
Stock Issued During Period, Shares, Acquisitions (in Shares)																		1,200,000																																																								320,000	10,000,000
Preferred Stock, Conversion Basis																The preferred stock was convertible to common stock at a rate of one common share per two preferred shares	convertible to 5 shares of common	The preferred stock was convertible to common stock at a rate of one common share per two preferred shares.			each share is convertible to 1/100 of an ounce of gold, or 20 shares of common																																			The shares were convertible at a ratio of one share of common stock per two shares of preferred stock.
Stock Issued During Period, Value, Acquisitions																																																																										(1,520)	150,000
Stock Issued During Period, Shares, Issued for Services (in Shares)																															277,778																																														26,650	42,857	12,005,491		2,500,000	5,500,000					550,000				57,143	94,563	40,000
Stock Issued During Period, Value, Issued for Services		2,700		9,263	10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167																			10,000																																														4,000	3,000	5,100,667		29,750	230,000					62,095				4,000	3,782	1,480
Shares Issued During Period, Shares, Converstion of Convertible Debt (in Shares)																																																																															2,574,127
Stock Issued Druing Period, Value, Conversion of Convertible Debt		368,386		283,921		173,852				121,500	2,207,600	180,225																					121,500																																														2,510,825
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)																																																																880,982	10,314,967														302,643				5,000,000	21,800,000	2,275,000
Development Stage Entities, Stock Issued, Value, Issued for Cash		517,699		459,300		768,000	50,000	173,000	10,000			517,700	5,000																																																				857,000														522,700				50,000	173,000	10,000
Stock Repurchased and Retired During Period, Shares (in Shares)																						100,000																																																									(200,000)
Stock Repurchased and Retired During Period, Value										(2,000)												100																																																									(2,000)
Adjustments to Additional Paid in Capital, Other									10,000	70,623	164,371													10,000																																																							164,371
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																	4,000,000			100	100,000									111,112
Preferred Stock, Voting Rights																	Each share of Series A Preferred has 10 votes per share			As specified in the Certificate of Designation filed by the Company with the Delaware Secretary of State in February 2007, ”the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders.	The Series G Preferred stock has no voting rights
Stock Issued During Period, Value, Share-based Compensation, Gross																				101,000										10,000
Conversion of Stock, Shares Converted (in Shares)																			2,400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																																																								1,200,000
Debt Conversion, Converted Instrument, Amount																																	50,000	100,000				50,208
Debt Conversion, Original Debt, Interest Rate of Debt																																	20.00%	10.00%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																	1,250,000				3,000,000	2,515,280	11,229,545	863,681				10,707,578	1,600,467				5,494,215	1,437,416			4,154,411	557,528
Debt Conversion, Original Debt, Amount		0	0	180,000	0									433,912	433,912																			12,000	17,500	1,225	76,800		283,920	18,725		50,000	2,495	114,079	52,495		50,000	1,612	46,847		51,612	50,000	59,325	51,020	1,020
Debt Instrument, Maturity Date, Description																																	one year from the note date	one year from the note date																								nine (9) months from the Effective Date
Debt Instrument, Convertible, Beneficial Conversion Feature		0	0	0	321,002									177,974	177,974																																													62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				10,000		10,000											253,785
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration (in Shares)																												2,000,000																																																										10,000,000
Increase (Decrease) in Deferred Compensation																													(100,000)
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration				180,000		180,000		187,500																				180,000																																																										187,500
Line of Credit Facility, Maximum Borrowing Capacity																																																																			5,000,000			10,000,000		10,000,000
Line of Credit Facility, Description																																																																	Company has the right, but not the obligation, to draw down on the ELOC by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.		Tangiers that provides North Bay the right, but not the obligation, to draw down on the equity line of credit by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").					During the first half of 2013 the Company amended the Securities Purchase Agreement with Tangiers Investors LP ("Tangiers") dated October 7, 2009 to (a) increase the commitment amount from $5 million to $10 million, (b) increase the term from 3 years to 5 years, (c) increase the maximum draw from $100,000 to $250,000, (d) provides for up to 300% of the base amount of each draw as determined by the average daily trading volume in dollar amount during the 10 trading days (the “Base Amount”) preceding the Advance Note date, and (e) the price on the Base Amount remains 90% of the lowest volume weighted average price of the Company's common stock during the 5 day pricing period following each Advance Notice (the “Market Price”), any Advance Notice that exceeds the Base Amount by up to 200% will be further discounted by 7.5% (or 82.5% of the Market Price), and any Advance Notice in excess of 200% and up to 300% of the Base Amount will be further discounted by an additional 7.5% (or 75% of the Market Price).
Line of Credit Facility, Covenant Terms																																																																	Advances are limited to $100,000 per 10 consecutive trading days after the advance notice		Tangiers' obligation to purchase shares of the Company's common stock under the Securities Purchase Agreement is subject to certain conditions, including the Company obtaining an effective registration statement for shares of the Company's common stock sold under the Securities Purchase Agreement and is limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.
Line of Credit Facility, Commitment Fee Amount																																																																			85,000
Stock Issued During Period, Value, Commitment Fee on Equity Offering																																																															115,310
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																100,000																											85,000							6,589,147														90,000														368,217		148,750
Stock Issued During Period, Shares, Purchase of Assets (in Shares)																																																																												10,000,000
Stock Issued During Period, Value, Purchase of Assets							150,000																																																																					150,000
Proceeds from Lines of Credit																																									17,500					50,000					50,000
Proceeds from Loans																																																						50,000
Class of Warrant or Rights Exercised (in Shares)		0		0	500,000	0	0																																																																																	500,000		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																																																								$ 0.05		$ 0.05
Proceeds from Warrant Exercises		0	0	0	0									25,000	25,000																																																																									25,000	25,000
Stock Issued During Period, Shares, Warrants Exercised (in Shares)																																																																																									500,000
Debt Instrument, Face Amount																																																										100,000															25,000
Debt Instrument, Interest Rate, Stated Percentage																																																										10000.00%
Debt Instrument, Original Issue Discount																																																										10,000
Debt Instrument, Fee Amount																																																										3,000
Convertible Debt																																																										113,000	608,193		1,041,361	836,858
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																										$ 0.06
Debt Instrument, Periodic Payment																																																										37,666
Payments of Financing Costs		55,620	13,850	36,950	24,500									61,450	117,070																																												10,000																																					17,500
Stock Issued During Period, Value, Restricted Stock Award, Gross																																2,700																									5,610																							6,660																6,481
Proceeds from Issuance of Common Stock		0	197,000	197,000	201,464									488,464	488,464																																																										201,464
Repayments of Notes Payable																																																																									25,536
Class of Warrants or Rights Granted (in Shares)		0		4,000,000	4,800,000	2,250,000	13,000,000																																																																																		500,000
Line of Credit Facility, Maximum Month-end Outstanding Amount																																																																								250,000
Number of Partial Conversion Notices Received																																						3	12					3					3
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)																									5,000,000	2,000,000	5,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued																									180,000	180,000	180,000
																																																																																															12,800
		$ 0	$ 0	$ 0	$ 25,000									$ 25,000	$ 25,000																																																																																$ 458,499